INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Income Taxes
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Cayman Islands	(2,842)	(32,227)	157,049	25,313
British Virgin Islands	(22)	(12)	(4)	(1)
Hong Kong	(159)	(297)	(838)	(135)
PRC	25,267	62,296	8,829	1,423

	22,244	29,760	165,036	26,600

Schedule of Current and Deferred Components
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Current tax expense	(10,856)	(20,839)	(31,918)	(5,144)
Deferred tax benefit (expense)	(7,145)	97,133	23,931	3,857

Income tax benefit (expense)	(18,001)	76,294	(7,987)	(1,287)

Reconciliation of Tax Computed Applying Statutory Income Tax Rate
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Income before income taxes	22,244	29,760	165,036	26,600
Income tax computed at applicable tax rates (25%)	5,561	7,440	41,259	6,650
Effect of different tax rates in different jurisdictions	755	8,134	1,313	212
Non-deductible expenses	8,603	15,810	28,103	4,529
Effect of tax holiday	(8,449)	(942)	(16,170)	(2,606)
Effect of tax rate changes	(3,076)	(15,581)	(38,747)	(6,245)
Change in valuation allowance	1,621	(1,900)	18	3
Changes in interest and penalties on unrecognized tax benefits	544	2,222	(349)	(56)
Effect of EIT reversal for previous years	-	(2,741)	(7,758)	(1,250)
Outside basis differences	11,919	(88,796)	-
Others	523	60	318	50
	18,001	(76,294)	7,987	1,287

Schedule of Unrecognized Tax Benefits Reconciliation
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Balance at beginning of year	4,315	11,577	27,405	4,417
Increase relating to current year tax positions	7,464	18,843	18,014	2,903
Decrease relating to prior year tax positions	-	(2,955)	(5,202)	(838)
Decrease relating to expiration of applicable statute of limitations	(202)	(60)	(1,316)	(212)

Balance at end of year	11,577	27,405	38,901	6,270

Summary of Aggregate Amount and per Share Effect of Tax Holidays
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

The aggregate amount	8,449	942	16,170	2,606
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding
Basic	0.04	-	0.05	0.01

Diluted	0.04	-	0.05	0.01

Components of Deferred Taxes
	2013	2014	2014
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued payroll and welfare payable	1,630	3,631	585
Advertising expenditure deductible in future years	11,675	33,466	5,393
Deferred government grants	2,813	2,597	419
Changes in fair value of the Structured deposit	-	169	27
Less: valuation allowance	(102)	(102)	(16)

Total deferred tax assets, current portion	16,016	39,761	6,408

Deferred tax assets, non-current portion
Net operating losses (“NOLs”)	1,234	1,438	231
Less: valuation allowance	(1,077)	(1,095)	(176)

Total deferred tax assets, non-current portion	157	343	55